TAXES ON INCOME (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
TAXES ON INCOME [Abstract]
Allowances and provisions	$ 112		$ 313
Intangible assets	227		142
Net operating loss carry forward	8,272	[1]	8,116	[1]
Deferred tax assets, gross	8,611		8,571
Valuation allowance	(8,611)	[2]	(8,571)	[2]
Deferred tax assets, net
Liabilities in respect of intangible assets
Net deferred tax Liability
Net change in valuation allowance	$ 40

[1]	See Note 14b.
[2]	In 2013 and 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2013 amounts to an increase of $40.